Long-Term Debt - Summary of Long-term Debt (Parenthetical) (Detail) - USD ($) $ in Millions			12 Months Ended
	Dec. 01, 2022	[1]	Dec. 31, 2022
MUFG Union Bank [Member]
Debt Instrument [Line Items]
Discounted Liability for Excess Capital Received	$ (2,944)		$ 2,900
Medium-term Notes [Member]
Debt Instrument [Line Items]
Weighted-average interest rate			3.20%
Federal Home Loan Bank Advances [Member]
Debt Instrument [Line Items]
Weighted-average interest rate			4.02%
Debt instrument, face amount			$ 3,000
Bank Notes [Member]
Debt Instrument [Line Items]
Weighted-average interest rate			2.78%
Debt instrument, face amount			$ 1,000

[1]	Represents $3.5 billion of noninterest-bearing additional capital held by MUB upon close of the acquisition to be delivered to Mitsubishi UFJ Financial Group, Inc. on or prior to December 1, 2027, discounted at the Company’s 5-year unsecured borrowing rate as of the acquisition date, per authoritative accounting guidance.